Document and Entity Information	Jun. 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2022
Entity Registrant Name	Trevi Therapeutics, Inc.
Entity Central Index Key	0001563880
Entity File Number	001-38886
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-0834299
Entity Address, Address Line One	195 Church Street
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New Haven
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06510
City Area Code	203
Local Phone Number	304-2499
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	TRVI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true